DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of deferred income and social contribution taxes

Schedule of deferred income and social contribution taxes

	12.31.21	12.31.20
Assets
Tax losses carryforward	2,822,754	2,060,846
Negative calculation basis (social contribution)	1,046,574	772,283

Temporary differences - Assets
Provisions for tax, civil and labor risks	458,229	458,019
Expected credit losses	184,643	194,977
Impairment on tax credits	64,297	67,900
Provision for other obligations	150,609	115,959
Employees' profit sharing	47,227	86,752
Write-down to net realizable value of inventories	27,934	19,189
Employees' benefits plan	148,990	216,510
Lease basis difference	95,563	86,308
Unrealized losses on derivatives, net	21,310	-
Other temporary differences	42,566	41,899
	5,110,696	4,120,642

Temporary differences - Liabilities
Goodwill amortization basis difference	(307,442)	(320,729)
Depreciation (useful life) basis difference	(895,407)	(851,436)
Business combination (1)	(920,214)	(761,429)
Unrealized gains on derivatives, net	-	(42,493)
Unrealized fair value gains, net	(37,692)	(39,269)
Other temporary differences	(32,381)	(22,749)
	(2,193,136)	(2,038,105)

Total deferred taxes	2,917,560	2,082,537

Total Assets	2,941,270	2,109,064
Total Liabilities	(23,710)	(26,527)
	2,917,560	2,082,537
(1)	The deferred tax liability on business combination is substantially represented by the allocation of goodwill to property, plant and equipment, brands and contingent liabilities.

Schedule of rollforward deferred tax

The roll-forward of deferred income taxes, net, is set forth below:

Schedule of rollforward deferred tax

	12.31.21	12.31.20
Beginning balance	2,082,537	1,760,552
Deferred income taxes recognized in income from continuing operations	807,744	242,271
Deferred income taxes recognized in other comprehensive income	8,738	32,070
Deferred income taxes recognized in loss from discontinued operations	28,018	-
Other (1)	(9,477)	47,644
Ending balance	2,917,560	2,082,537
(1)	Related to the foreign exchange variation effect on the balances in foreign companies.

The recoverability study is reviewed by the Fiscal Council and approved by the Board of Directors. Based on this estimate, Management believes that it is probable that these deferred tax credits will be realized, as presented below:

In estimating the realization of deferred tax credits on tax losses carryforward, Management considers its budget and strategic plans, which were approved by the Board of Directors, adjusted for changes in economic assumptions and based on the estimates of the main tax additions and exclusions. The recoverability study is reviewed by the Fiscal Council and approved by the Board of Directors. Based on this estimate, Management believes that it is probable that these deferred tax credits will be realized, as presented below:

2022	50,574
2023	309,537
2024	299,366
2025	359,969
2026	400,725
2027 to 2029	1,364,017
2030 and 2031	1,085,141
3,869,328

Schedule of income and social contribution taxes reconciliation

	12.31.21	12.31.20	12.31.19

Income (loss) before taxes - continued operations	(34,788)	1,352,234	882,938
Nominal tax rate	34%	34%	34%
Benefit (expense) at nominal rate	11,828	(459,759)	(300,199)
Adjustments to income taxes
Income from associates and joint ventures	8,626	-	73,995
Difference of tax rates on results of foreign subsidiaries	244,822	1,018,576	5,263
Difference of functional currency of foreign subsidiaries	(129)	1,142,762	73,380
Deferred tax assets not recognized (1)	(840,457)	(1,842,478)	(72,254)
Recognition of tax assets from previous years (2)	1,025,000	361,000	33,790
Interest on overpayment of taxes (3)	104,789	-	-
Profits taxed by foreign jurisdictions	(33,455)	(63,252)	(79,435)
Share-based payment	(24,454)	(22,774)	(14,172)
Transfer price	(71,634)	(40,568)	(16,966)
Penalties	(11,042)	(5,261)	(48,633)
Investment grant	109,591	52,279	64,127
Reversal (recognition) of provision with no deferred tax constituted	-	-	481,356
Other permanent differences	28,617	32,238	(4,857)
	552,102	172,763	195,395

Effective rate	1587.0%	-12.8%	-22.1%

Current tax	(255,642)	(77,373)	(94,699)
Deferred tax	807,744	250,136	290,094
(1)	Amount related to the non-recognition of deferred tax on tax losses carryforward for the year ended December 31, 2021, in the amount of R$2,472,126, due to limited capacity of realization (note 10.2).
(2)	The Company prepared recoverability study for deferred tax assets (according to note 10.2) and, based on it, recognized an asset in the amount of R$1,025,000.
(3)	Related the non-taxation of interest on tax overpayments. Includes the amount of R$79,639 referring to previous years (note 9.4)